Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid (“CAP”) to PEO[1,2]	Average Summary Compensation Table Total for Non-PEO NEOs[1]	Average Compensation Actually Paid (“CAP”) to Non-PEO NEOs[1,2]	Value of Initial Fixed $100 Investment Based On:[3]		Net Income ($MM)	ROIC[4]
					TSR	Peer Group TSR
2023	$10,208,430	$21,648,207	$3,012,548	$4,371,853	$201.09	$152.18	$518.0	28.9%
2022	$9,778,425	$10,488,051	$2,155,049	$2,295,919	$147.75	$120.71	$300.0	21.7%
2021	$9,540,015	$15,777,895	$2,426,224	$3,531,383	$149.92	$141.86	$220.9	18.8%
2020	$7,439,350	$9,345,885	$1,798,733	$2,175,346	$117.87	$115.38	$(10.6)	5.2%

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote	This table shows compensation figures for John L. Garrison, Jr., our PEO, for each of the years listed. The Non-PEO NEOs for whom the average compensation is presented in this table are: for the 2023 fiscal year, Julie Beck, Kieran Hegarty, Simon Meester and Scott Posner; for the 2022 fiscal year, Julie Beck, Kieran Hegarty, Simon Meester and Scott Posner; for the 2021 fiscal year, John D. Sheehan, Kieran Hegarty, Scott Posner and Amy George; and for the 2020 fiscal year, John D. Sheehan, Kieran Hegarty, Scott Posner and Amy George.
Peer Group Issuers, Footnote	For purposes of this disclosure, the peer group is the S&P Industrial Machinery Index. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the S&P Industrial Machinery Index, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,208,430	$ 9,778,425	$ 9,540,015	$ 7,439,350
PEO Actually Paid Compensation Amount	$ 21,648,207	10,488,051	15,777,895	9,345,885
Adjustment To PEO Compensation, Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table with the following deductions (grant date fair value of all equity awards granted during the fiscal year) and additions (the fair value as of the end of the fiscal year of awards granted in that fiscal year that remain outstanding and unvested as of fiscal year-end; the change in fair value from the prior fiscal year-end to that fiscal year-end of equity awards granted in prior years that remained outstanding and unvested at fiscal year-end; and the change in fair value from the prior fiscal year-end through the vesting date of equity awards granted in prior years that vested during that fiscal year), as detailed in the table below. Fair value of time-based awards is based on the price of our common stock at year-end date or, in the case of vesting date, the actual vesting price. The fair value of performance-based awards, except for awards based on a market condition, is based on the same valuation methodology, except year-end values are multiplied by the probability of achievement as of the year-end date or, in the case of vesting date, the vesting date values are multiplied by actual shares earned based on performance. For awards based on a market condition, fair value is based on the Monte Carlo method as of the year-end date or, in the case of vesting date, the actual vesting price and actual shares earned.

	2020		2021		2022		2023
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Compensation Total for covered fiscal year (“FY”) from Summary Compensation Table (“SCT”)	$7,439,350	$1,798,733	$9,540,015	$2,426,224	$9,778,425	$2,155,049	$10,208,430	$3,012,548
DEDUCT: grant date fair value (“GDFV”) of awards granted during FY, reported under the Stock Awards column in the SCT	$5,871,064	$1,039,668	$6,005,749	$1,128,010	$5,956,740	$1,023,006	$6,543,682	$1,686,898
ADD: FY-end fair value of awards granted during year that remain outstanding and unvested as of FY-end	$9,106,749	$1,612,654	$6,575,896	$1,286,783	$6,808,043	$1,169,208	$7,975,223	$1,869,372
ADD: change in fair value from prior FY-end to current FY-end of awards granted in any prior year that are outstanding and unvested as of FY-end	$399,454	$70,289	$4,552,701	$779,463	$638,536	$52,017	$5,861,498	$817,301
ADD: change in fair value from prior FY-end to vesting date for any awards granted in any prior year that vested during the FY.	$(1,728,604)	$(266,662)	$1,115,032	$166,923	$(780,213)	$(57,349)	$4,146,738	$359,530
Total: Compensation Actually Paid (CAP)	$9,345,885	$2,175,346	$15,777,895	$3,531,383	$10,488,051	$2,295,919	$21,648,207	$4,371,853

Non-PEO NEO Average Total Compensation Amount	$ 3,012,548	2,155,049	2,426,224	1,798,733
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,371,853	2,295,919	3,531,383	2,175,346
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table with the following deductions (grant date fair value of all equity awards granted during the fiscal year) and additions (the fair value as of the end of the fiscal year of awards granted in that fiscal year that remain outstanding and unvested as of fiscal year-end; the change in fair value from the prior fiscal year-end to that fiscal year-end of equity awards granted in prior years that remained outstanding and unvested at fiscal year-end; and the change in fair value from the prior fiscal year-end through the vesting date of equity awards granted in prior years that vested during that fiscal year), as detailed in the table below. Fair value of time-based awards is based on the price of our common stock at year-end date or, in the case of vesting date, the actual vesting price. The fair value of performance-based awards, except for awards based on a market condition, is based on the same valuation methodology, except year-end values are multiplied by the probability of achievement as of the year-end date or, in the case of vesting date, the vesting date values are multiplied by actual shares earned based on performance. For awards based on a market condition, fair value is based on the Monte Carlo method as of the year-end date or, in the case of vesting date, the actual vesting price and actual shares earned.

	2020		2021		2022		2023
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Compensation Total for covered fiscal year (“FY”) from Summary Compensation Table (“SCT”)	$7,439,350	$1,798,733	$9,540,015	$2,426,224	$9,778,425	$2,155,049	$10,208,430	$3,012,548
DEDUCT: grant date fair value (“GDFV”) of awards granted during FY, reported under the Stock Awards column in the SCT	$5,871,064	$1,039,668	$6,005,749	$1,128,010	$5,956,740	$1,023,006	$6,543,682	$1,686,898
ADD: FY-end fair value of awards granted during year that remain outstanding and unvested as of FY-end	$9,106,749	$1,612,654	$6,575,896	$1,286,783	$6,808,043	$1,169,208	$7,975,223	$1,869,372
ADD: change in fair value from prior FY-end to current FY-end of awards granted in any prior year that are outstanding and unvested as of FY-end	$399,454	$70,289	$4,552,701	$779,463	$638,536	$52,017	$5,861,498	$817,301
ADD: change in fair value from prior FY-end to vesting date for any awards granted in any prior year that vested during the FY.	$(1,728,604)	$(266,662)	$1,115,032	$166,923	$(780,213)	$(57,349)	$4,146,738	$359,530
Total: Compensation Actually Paid (CAP)	$9,345,885	$2,175,346	$15,777,895	$3,531,383	$10,488,051	$2,295,919	$21,648,207	$4,371,853

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CAP and Company TSR
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between CAP and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between CAP and ROIC
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other Non-PEO NEOs, and our ROIC during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the S&P Industrial Machinery Index over the same period.

Tabular List, Table

2023 Most Important Measures (Unranked)
ROIC	Relative TSR compared to Benchmark Companies
Operating Profit	NWC

Total Shareholder Return Amount	$ 201.09	147.75	149.92	117.87
Peer Group Total Shareholder Return Amount	152.18	120.71	141.86	115.38
Net Income (Loss)	$ 518,000,000.0	$ 300,000,000.0	$ 220,900,000	$ (10,600,000)
Company Selected Measure Amount	0.289	0.217	0.188	0.052
PEO Name	John L. Garrison, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Non-GAAP Measure Description	We determined ROIC to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in the 2023 fiscal year, in accordance with Item 402(v) of Regulation S-K. For the definition and further description of ROIC, please refer to the “Compensation Discussion and Analysis” section beginning on page 21.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR compared to Benchmark Companies
Measure:: 4
Pay vs Performance Disclosure
Name	NWC
PEO | Equity Awards Granted During The Year, Grant Date Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,543,682	$ 5,956,740	$ 6,005,749	$ 5,871,064
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,975,223	6,808,043	6,575,896	9,106,749
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,861,498	638,536	4,552,701	399,454
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,146,738	(780,213)	1,115,032	(1,728,604)
Non-PEO NEO | Equity Awards Granted During The Year, Grant Date Fair Value, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,686,898	1,023,006	1,128,010	1,039,668
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,869,372	1,169,208	1,286,783	1,612,654
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,301	52,017	779,463	70,289
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 359,530	$ (57,349)	$ 166,923	$ (266,662)